Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Firsthand Technology Opportunities Fund | Firsthand Technology Opportunities Fund
Prospectus [Line Items]
Average Annual Return, Percent	29.47%	(17.83%)	4.98%
Firsthand Technology Opportunities Fund | Firsthand Technology Opportunities Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	29.47%	(19.52%)	2.84%
Firsthand Technology Opportunities Fund | Firsthand Technology Opportunities Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	17.45%	(12.00%)	4.34%
Firsthand Technology Opportunities Fund | Firsthand Technology Opportunities Fund | S P 500 Total Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Firsthand Technology Opportunities Fund | Firsthand Technology Opportunities Fund | Nasdaq Composite Index 1 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.14%	13.35%	17.66%
Firsthand Alternative Energy Fund | Firsthand Alternative Energy Fund
Prospectus [Line Items]
Average Annual Return, Percent	21.78%	(2.97%)	7.66%
Firsthand Alternative Energy Fund | Firsthand Alternative Energy Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	18.04%	(3.97%)	7.20%
Firsthand Alternative Energy Fund | Firsthand Alternative Energy Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.54%	(2.24%)	6.23%
Firsthand Alternative Energy Fund | Firsthand Alternative Energy Fund | S P 500 Total Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Firsthand Alternative Energy Fund | Firsthand Alternative Energy Fund | Nasdaq Composite Index 1 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	21.14%	13.35%	17.66%
Firsthand Alternative Energy Fund | Firsthand Alternative Energy Fund | Wilder Hill Clean Energy Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	53.00%	(21.16%)	3.19%